                            UAM Funds
                            Funds for the Informed/sm/

Dwight Portfolios
Semi-Annual Report                                                April 30, 2001

                                                                          UAM(R)

UAM FUNDS                                                      DWIGHT PORTFOLIOS
                                                               APRIL 30, 2001

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter ......................................................    1

Statements of Net Assets
   Limited Maturity Bond ..................................................    4
   Money Market ...........................................................    7

Statements of Operations ..................................................   10

Statements of Changes in Net Assets
   Limited Maturity Bond ..................................................   11
   Money Market ...........................................................   12

Financial Highlights
   Limited Maturity Bond ..................................................   13
   Money Market ...........................................................   14

Notes to Financial Statements .............................................   15

Shareholder Voting Results ................................................   21

--------------------------------------------------------------------------------

UAM FUNDS                                                      DWIGHT PORTFOLIOS

--------------------------------------------------------------------------------
May 15, 2000

Dear Shareholders:

We are pleased to present you with this semi-annual report for the UAM: Dwight Limited Maturity Bond Portfolio and the UAM: Dwight Money Market Portfolio, providing an overview of the markets and an analysis and evaluation of the portfolios.

Economic and Market Conditions

There were several significant factors affecting the U.S. fixed income markets over the past six months. By early November 2000, there was little doubt that the economy was cooling resulting in some speculation of a potential recession. A number of trends contributed to a huge Treasury rally toward year-end, including the delayed election results, the slowdown in corporate profits, and various hedging activities. The bond markets reacted with exuberance when the FOMC announced a surprise 50 basis point cut in the target Fed Funds rate on January 3, 2001. Since then, the Fed has lowered rates another 150 basis points to bring the Fed Funds rate to 4.50% as of April 30, 2001. The combined cuts represent unusually strong action by the Fed, yet it does not appear they have eased enough to revive the faltering economy. In part, this is because the appreciating dollar and the collapse in the equity markets have offset interest rate cuts, leaving financial conditions as tight as they were at the beginning of the year. The Fed has indicated it stands ready to reduce rates further.

At the end of April, the economy appeared to be at an inflection point where it could begin to recover from current levels or decline further. The wild card continues to be the consumer. If consumption holds up at the first quarter pace, the economy has very little risk of falling into recession and the Federal Reserve's job is nearly done. If, however, the labor market deteriorates markedly and the consumer retrenches as a result, the economy will remain at risk and Fed easing will likely continue. Given the labor market is a lagging indicator, we can only wait to see what is going to happen on this front. Leading indicators all currently point to further labor market deterioration.

The steeper yield curve resulting from the Fed easing has had a positive impact on spread product, which is the Limited Maturity Bond Portfolio's primary investment. Lending institutions that traditionally fund themselves with short-term liabilities stand to improve their net interest margins by buying longer-term assets such as mortgages. Further, the higher yields on longer spread product make it more attractive than shorter-term investments. As a result, spreads have tightened across the board, increasing market values. Going forward, spread product should provide excess returns over Treasury securities. Therefore, the Portfolio will maintain its commitment to spread product.

UAM FUNDS                                                      DWIGHT PORTFOLIOS

--------------------------------------------------------------------------------
Investment Review

Despite the Federal Reserve's moves to reduce short-term interest rates, we remained mindful of the likelihood for continued volatility in the fixed income market, particularly with regard to lower rated corporate obligations. As a result, we managed the portfolio with a duration neutral stance with regard to the benchmark. In addition, we looked for opportunities to lower the portfolio's exposure to lower rated corporate debt obligations. We will continue to look to the higher quality sectors of the market as a means of providing incremental returns.

Investment Performance

The Dwight Limited Maturity Bond Portfolio posted a net performance of 1.12% and 5.68% for the three and six-month periods ended April 30, 2001, respectively. During the same period, the Lehman Brothers Intermediate Government/Credit Index returned 1.45% and 6.44%, respectively.

UAM: Dwight Money Market Portfolio

The Dwight Money Market Portfolio ended the period with a 30-day SEC yield of 4.61% versus 4.45% for the iMoneyNet, Inc. Average/All Taxable. At that time, 100% of the Portfolio's assets were comprised of investments in high quality commercial paper, asset backed securities and Agency discount notes. As of April 30, 2001 the Portfolio's average days to maturity was 39 days.

We continue to pursue a strategy of investing in only the highest quality short-term investments for the Portfolio. Money Market rates are a direct function of the Federal Funds rate policy of the Federal Reserve. With the one-percent decline instituted by the Fed in the Federal Funds rate during the period it is expected that the yield on the Portfolio will continue to drift lower over the succeeding weeks.

The Money Market Portfolio is neither insured nor guaranteed by the U.S. Government. The Portfolio is managed according to Rule 2a-7 guidelines; however, there is no assurance that the stable net asset value of $1.00 will be maintained.

Sincerely,




Frederick C. Meltzer
Portfolio Manager

UAM FUNDS                                                      DWIGHT PORTFOLIOS

--------------------------------------------------------------------------------

All performance presented in this report is historical and should not be construed as a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. A portfolio's performance assumes the reinvestment of all dividends and capital gains.

There are no assurances that a portfolio will meet its stated objectives.

A portfolio's holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Yield will fluctuate as market conditions change. An investment in the Dwight Money Market Portfolio is not insured by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the portfolio.

                     Definition of the Comparative Indices
                     -------------------------------------
iMoneynet All Taxable Average is an average of all major money market fund yields, published weekly for 7- and 30-day yields.

Lehman U.S. Government/Credit Index is an unmanaged fixed income market value-weighted index of U.S. government treasury securities, corporate and yankee bonds. All issues are investment grade (BBB) or higher, with maturities of at least one year and outstanding par value of at least $100 million of U.S. government issues and $25 million for others.

Lipper 1-5 Year Short Investment Grade Debt Funds Average is an average of 100 funds that invest at least 65% of assets in investment grade debt issues (BBB or higher) with dollar-weighted average maturities of 5 years or less.

Merrill Lynch 1-4.99 Year Corporate/Government Bond Index is an unmanaged index composed of U.S. treasuries, agencies and corporates with maturities from 1 to
4.99 years. Corporates are investment grade only (BBB or higher).

The comparative indices assume reinvestment of dividends and, unlike a portfolio's returns, do not reflect any fees or expenses. If such fees were reflected in the comparative indices' returns, the performance would have been lower.

Please note that one cannot invest directly in an unmanaged index.

UAM FUNDS                                 DWIGHT LIMITED MATURITY BOND PORTFOLIO
                                          APRIL 30, 2001 (Unaudited)

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
CORPORATE BONDS AND NOTES -20.8%

                                                             Face
                                                            Amount          Value
                                                         ------------     ----------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 4.4%
     CSC Holdings
        9.250%, 11/01/05 .............................   $    325,000     $  335,156
                                                                          ----------
ELECTRICAL SERVICES -- 2.6%
     Penn Power and Light
        6.500%, 04/01/05 .............................        200,000        201,250
                                                                          ----------
ENTERTAINMENT -- 0.1%
     Time Warner
        9.125%, 01/15/13 .............................          5,000          5,812
                                                                          ----------
INDUSTRIAL -- 8.3%
     Phillips Petroleum
        9.180%, 09/15/21 .............................        600,000        630,750
                                                                          ----------
PETROLEUM REFINING -- 3.3%
     Amoco BPA Eurobond
        6.000%, 06/09/08 .............................        250,000         251,100
                                                                           ----------
UTILITIES-ELECTRIC -- 2.1%
     Limestone Electron Trust
        8.625%, 03/15/03 .............................        150,000         156,000
                                                                           ----------
     TOTAL CORPORATE BONDS & NOTES
        (Cost $1,543,486) ............................                      1,580,068
                                                                           ----------
U.S. TREASURY OBLIGATIONS -- 25.4%

     U.S. Treasury Bill
        3.738%, 07/26/01 (A)+ ........................         30,000          29,727

     U.S. Treasury Notes
        5.750%, 08/15/03 .............................        570,000         586,456
        6.500%, 05/15/05 .............................        775,000         821,880
        5.750%, 11/15/05 .............................        130,000         134,550
        6.500%, 03/31/02 .............................        350,000         357,515
                                                                           ----------
     TOTAL U.S. TREASURY OBLIGATIONS
        (Cost $1,863,506) ............................                      1,930,128
                                                                           ----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                 DWIGHT LIMITED MATURITY BOND PORTFOLIO
                                          APRIL 30, 2001 (Unaudited)

--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 26.3%

                                                                       Face
                                                                      Amount        Value
                                                                    ----------    ----------
     Federal Home Loan Mortgage Corporation
        6.570%, 07/30/08 ......................................     $1,000,000    $1,000,020
        6.540%, 08/26/08 ......................................        500,000       500,010
        6.435%, 09/08/08 ......................................        500,000       499,355
                                                                                  ----------
     TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
        (Cost $2,000,853) .....................................                    1,999,385
                                                                                  ----------

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS-- 10.6%

     Federal National Mortgage Association
        6.500%, 03/01/13 ......................................        479,294       483,488
        9.500%, 08/01/21 ......................................        119,004       124,359
        9.000%, 06/01/25 ......................................        189,568       197,979
                                                                                  ----------
     TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
        (Cost $806,943) .......................................                      805,826
                                                                                  ----------

COLLATERALIZED MORTGAGE OBLIGATIONS -- 12.0%

     Advanta Mortgage Loan Trust, Ser 1996-2, Cl A3
        7.440%, 08/25/18 ......................................          8,695         8,671
     Deutsche Mortgage and Asset Receiving, Ser 1998-C1, Cl A2
        6.538%, 02/15/08 ......................................        700,000       707,031
     Merrill Lynch Mortgage Investors STRIPS, Ser 1994-A, Cl A4
        6.346%, 02/15/09 ......................................         10,912        10,988
     Money Store Home Equity Trust, Ser 96-B, Cl A7
        7.550%, 06/15/20 ......................................        180,838       182,160
                                                                                  ----------
     TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
        (Cost $910,855) .......................................                      908,850
                                                                                  ----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                 DWIGHT LIMITED MATURITY BOND PORTFOLIO
                                          APRIL 30, 2001 (Unaudited)

--------------------------------------------------------------------------------

COMMERCIAL PAPER -- 3.7%

                                                                              Face
                                                                             Amount       Value
                                                                           ----------  -----------
     Dow Chemical
        4.670%, 05/01/01 (Cost $284,000) ................................  $  284,000  $   284,000
                                                                                       -----------

     TOTAL INVESTMENTS -- 98.8%
        (Cost $7,409,643)(a) ............................................                7,508,257
                                                                                       -----------

     OTHER ASSETS AND LIABILITIES, NET -- 1.2% ..........................                   94,515
                                                                                       -----------

NET ASSETS CONSIST OF:

     Paid-in Capital ....................................................               10,421,002
     Undistributed Net Investment Income ................................                   84,363
     Accumulated Net Realized Gain/Loss .................................               (2,978,441)
     Unrealized Appreciation/Depreciation ...............................                   75,848
                                                                                       -----------
     TOTAL NET ASSETS -- 100.0% .........................................              $ 7,602,772
                                                                                       ===========
     Institutional Class Shares:
     Shares Issued and Outstanding
        (authorized 25,000,000 -- $0.001 par value) .....................                  831,013
     Unlimited Authorization, no par value
     Net Asset Value, Offering and Redemption Price Per Share ...........                    $9.15
                                                                                       ===========

     + All or a portion of this security was pledged to cover margin requirements for open futures contracts.
   (A) The rate reported on the Statement of Net Assets is the security's discount rate at purchase.
    Cl  Class
   Ser  Series
STRIPS  Separately Traded Registered Interest and Principal Securities
   (a) The cost for federal income tax purposes was $7,409,643. At April 30, 2001, net unrealized appreciation for all securities based on tax cost was $98,614. This consisted of aggregate gross unrealized appreciation for all securities of $111,728 and aggregate gross unrealized depreciation for all securities of $13,114.


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                          DWIGHT MONEY MARKET PORTFOLIO
                                                   APRIL 30, 2001 (Unaudited)

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
COMMERCIAL PAPER -- 83.0%
                                                       Face          Amortized
                                                      Amount           Cost
                                                    -----------     -----------

AUTOMOTIVE -- 7.8%
     Ford Motor
        4.450%, 06/08/01 .........................  $ 2,141,000     $ 2,130,943
     Toyota Motor
        4.440%, 05/17/01 .........................    1,747,000       1,743,553
                                                                    -----------
                                                                      3,874,496
                                                                    -----------
CHEMICALS -- 8.1%
     Dow Chemical
        4.220%, 07/06/01 .........................    2,010,000       1,994,449
     Dupont Nemours
        4.910%, 05/10/01 .........................    2,035,000       2,032,502
                                                                    -----------
                                                                      4,026,951
                                                                    -----------
ELECTRICAL SERVICES -- 8.6%
     Duke Energy
        4.450%, 05/08/01 .........................    2,000,000       1,998,269
     General Electric
        4.450%, 05/09/01 .........................    1,569,000       1,567,448
        4.450%, 05/24/01 .........................      700,000         698,010
                                                                    -----------
                                                                      4,263,727
                                                                    -----------
FINANCIAL SERVICES -- 36.3%
     Aegon Funding
        4.480%, 05/03/01 .........................    2,250,000       2,249,440
     AIG Funding
        4.700%, 05/01/01 .........................    2,000,000       2,000,000
     American Express
        4.450%, 05/03/01 .........................      800,000         799,802
        4.980%, 05/15/01 .........................    1,400,000       1,397,289
     Caterpillar Financial Services
        6.380%, 06/04/01 .........................    2,000,000       1,987,949
        6.390%, 06/04/01 .........................    2,000,000       1,987,930
     Coopers Association
        5.050%, 05/18/01 .........................    2,000,000       1,995,231
     Enron Funding
        4.700%, 05/02/01 .........................    1,118,000       1,117,854
     Mass Mutual
        4.950%, 05/04/01 .........................    2,466,000       2,464,982


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                          DWIGHT MONEY MARKET PORTFOLIO
                                                   APRIL 30, 2001 (Unaudited)

--------------------------------------------------------------------------------

COMMERCIAL PAPER - continued

                                                      Face           Amortized
                                                      Amount           Cost
                                                    -----------     ------------

     Merril Lynch
        4.930%, 05/11/01 .........................  $ 1,961,000     $ 1,958,315
                                                                    -----------
                                                                     17,958,792
                                                                    -----------
FOOD, BEVERAGE & TOBACCO -- 12.7%
     Anheuser Busch
        4.200%, 07/12/01 .........................    2,000,000       1,983,200
     Heinz
        4.420%, 05/14/01 .........................    2,005,000       2,001,800
     Philip Morris
        5.000%, 05/10/01 .........................    1,314,000       1,312,357
        4.950%, 05/11/01 .........................    1,000,000         998,625
                                                                    -----------
                                                                      6,295,982
                                                                    -----------
RETAIL -- 1.4%
     Wal-Mart
        4.450%, 05/07/01 .........................      668,000         667,505
                                                                    -----------
TELECOMMUNICATIONS -- 8.1%
     Bellsouth
        4.930%, 05/09/01 .........................    2,000,000       1,997,809
     Verizon Funding
        4.950%, 05/18/01 .........................    2,000,000       1,995,325
                                                                    -----------
                                                                      3,993,134
                                                                    -----------
TOTAL COMMERCIAL PAPER
     (Cost $41,080,587)                                              41,080,587
                                                                    -----------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 4.0%
     Federal Home Loan Bank
        4.570%, 07/05/01 .........................    1,000,000         991,749
     Federal Home Loan Mortgage Corporation
        4.250%, 05/25/01 .........................    1,000,000         997,167
                                                                    -----------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
     (Cost $1,988,916) .........................                      1,988,916
                                                                    -----------


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                          DWIGHT MONEY MARKET PORTFOLIO
                                                   APRIL 30, 2001 (Unaudited)

--------------------------------------------------------------------------------

MORTGAGE-BACKED OBLIGATIONS -- 13.6%


                                                            Face          Amortized
                                                           Amount           Cost
                                                        ------------     -----------
   BMW Vehicle Lease Trust
     6.674%, 10/25/01 ................................  $    682,027     $   682,027
   Chase Manhattan Auto Owner Trust (A)
     6.470%, 12/15/01 ................................     1,152,844       1,152,844
   Ford Credit Auto Owner Trust
     5.494%, 10/15/01 ................................     3,700,431       3,701,528
   Peoplefirst.com Auto Receivables
     6.540%, 12/15/01 ................................     1,201,431       1,201,431
                                                                         -----------
   TOTAL MORTGAGE-BACKED OBLIGATIONS
     (Cost $6,737,830) ...............................                     6,737,830
                                                                         ===========
   TOTAL INVESTMENTS -- 100.6%
     (Cost $49,807,333)(a) ...........................                    49,807,333
                                                                         -----------
   OTHER ASSETS AND LIABILITIES, NET -- (0.6%) .......                      (277,758)
                                                                         -----------

   NET ASSETS CONSIST OF:

   Paid in Capital ....................................                   49,535,083
   Undistributed Net Investment Income ................                           61
   Accumulated Net Realized Loss ......................                       (5,569)
                                                                         -----------
   TOTAL NET ASSETS -- 100.0% .........................                  $49,529,575
                                                                         ===========
   Institutional Class Shares:
   Shares Issued and Outstanding
     (authorized 25,000,000 -- $0.001 par value) ......                   49,535,608
   Unlimited Authorization, no par value
   Net Asset Value, Offering and Redemption
    Price Per Share ...................................                        $1.00
                                                                         ===========

(A) Variable Rate Security. The rate reported on the Statement of Net Assets is the rate in effect on April 30, 2001.

(a)  Aggregate cost for federal income tax purposes.


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                             DWIGHT PORTFOLIOS
                                                      FOR THE SIX MONTHS ENDED
                                                      APRIL 30, 2001 (Unaudited)

--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS

                                                   Dwight
                                                  Limited           Dwight
                                                  Maturity           Money
                                                    Bond            Market
                                                  Portfolio       Portfolio
                                                ------------     -----------
Investment Income
Interest....................................    $    331,987     $2,808,763
                                                ------------     ----------
Expenses
Investment Advisory Fees -- Note B..........          22,869        183,056
Administrative Fees -- Note C...............          37,758         89,466
Custodian Fees..............................           8,239         14,599
Registration and Filing Fees................           6,478          9,980
Audit Fees..................................           7,068          6,826
Shareholder Servicing Fees -- Note F........           4,340          6,527
Legal Fees..................................             945          6,397
Printing Fees...............................           3,893          4,654
Directors' Fees -- Note E...................           1,495          2,349
Other Expenses..............................           3,861          9,122
                                                ------------     ----------
   Total Expenses...........................          96,946        332,976
Less:
Waiver of Investment Advisory Fees --
   Note B...................................              --       (100,685)
                                                ------------     ----------
Net Expenses Before Expense Offset..........          96,946        232,291
                                                ------------     ----------
Expense Offset -- Note A....................          (4,329)        (4,032)
                                                ------------     ----------
   Net Expenses After Expense Offset........          92,617        228,259
                                                ------------     ----------
Net Investment Income.......................         239,370      2,580,504
                                                ------------     ----------
Net Realized Gain (Loss) on:
   Investments..............................        (126,587)        11,777
   Futures Contracts........................          39,466             --
                                                ------------     ----------
Net Realized Gain (Loss) on
   Investments and Future Contracts.........        (87,121)         11,777
                                                ------------     ----------
Net Change in Unrealized Appreciation
   (Depreciation) on:
   Investments..............................         521,435             --
   Futures Contracts........................         (25,907)            --
                                                ------------     ----------
Net Change in Unrealized
   Appreciation (Depreciation)..............         495,528             --
                                                ------------     ----------
Net Gain....................................         408,407         11,777
                                                ------------     ----------
Net Increase in Net Assets
   Resulting from Operations................    $    647,777 $    2,592,281
                                                ============     ==========


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                 DWIGHT LIMITED MATURITY BOND PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
                                                  Six Months
                                                     Ended          Year Ended
                                                April 30, 2001     October 31,
                                                  (Unaudited)          2000
                                                --------------      ----------

Increase (Decrease) in Net Assets
Operations:
Net Investment Income......................     $     239,370      $    907,084
     Net Realized Loss.....................           (87,121)         (434,207)
     Net Change in Unrealized
        Appreciation (Depreciation)........           495,528           374,373
                                                -------------      ------------
     Net Increase in Net Assets
        Resulting from Operations..........           647,777           847,250
                                                -------------      ------------
Distributions:
     Net Investment Income.................          (216,705)       (1,033,853)
                                                -------------      ------------
Capital Share Transactions -- Note J:
Institutional Class:
     Issued................................            82,243           252,713
     In Lieu of Cash Distributions ........           182,753         1,014,914
     Redeemed..............................        (6,286,626)       (8,748,389)
                                                -------------      ------------
     Net Decrease from Capital
        Share Transactions.................        (6,021,630)       (7,480,762)
                                                -------------      ------------
          Total Decrease...................        (5,590,558)       (7,667,365)
Net Assets:
     Beginning of Period...................        13,193,330        20,860,695
                                                -------------      ------------
     End of Period (including undistributed
        net investment income of $84,363
        and $61,698, respectively).........     $   7,602,772      $ 13,193,330
                                                =============      ============


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                          DWIGHT MONEY MARKET PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
                                                  Six Months
                                                     Ended          Year Ended
                                                April 30, 2001     October 31,
                                                  (Unaudited)          2000
                                                --------------      ----------
Increase (Decrease) in Net Assets
Operations:
     Net Investment Income...................   $   2,580,504       $ 6,018,485
     Net Realized Gain (Loss)................          11,777            (3,660)
                                                -------------      ------------
     Net Increase in Net Assets
        Resulting from Operations............       2,592,281         6,014,825
                                                -------------      ------------
Distributions:
     Net Investment Income...................      (2,580,443)       (6,018,453)
                                                -------------      ------------
Capital Share Transactions -- Note J:
Institutional Class:
     Issued..................................     133,183,265       427,167,089
     In Lieu of Cash Distributions...........       1,258,866         2,490,865
     Redeemed................................    (168,589,887)     (472,368,535)
                                                -------------      ------------
     Net Decrease from
        Capital Share Transactions: .........     (34,147,756)      (42,710,581)
                                                -------------      ------------
          Total Decrease.....................     (34,135,918)      (42,714,209)

Net Assets:
     Beginning of Period.....................      83,665,493       126,379,702
                                                -------------      ------------
     End of Period (including undistributed
        net investment income (loss) of $61
        and $0, respectively)................    $ 49,529,575      $ 83,665,493
                                                =============      ============


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                 DWIGHT LIMITED MATURITY BOND PORTFOLIO

--------------------------------------------------------------------------------

   FINANCIAL HIGHLIGHTS

                                                                        Selected Per Share Data & Ratios
                                                          For a Share Outstanding Throughout Each Period

                                                       Institutional Class Shares
                              --------------------------------------------------------------------------
                                Six Months
                                   Ended
                                 April 30,                     Years Ended October 31
                                   2001     ------------------------------------------------------------
                               (Unaudited)       2000       1999         1998        1997        1996
                              ------------     --------   --------     --------    --------    --------

Net Asset Value,
     Beginning of Period........  $  8.86      $  8.94      $  9.39      $  9.46     $  9.40     $  9.51
                                  -------      -------      -------      -------     -------     -------
Income from Investment
     Operations:
     Net Investment Income......     0.27         0.51         0.56         0.55        0.58        0.62
     Net Realized and
        Unrealized Gain (Loss)..     0.23        (0.04)       (0.46)       (0.08)       0.05       (0.13)
                                  -------      -------      -------      -------     -------     -------
     Total from Investment
        Operations..............     0.50         0.47         0.10         0.47        0.63        0.49
                                  -------      -------      -------      -------     -------     -------
Distributions:
     Net Investment Income......    (0.21)       (0.55)       (0.55)       (0.54)      (0.57)      (0.60)
                                  -------      -------      -------      -------     -------     -------
     Total Distributions........    (0.21)       (0.55)       (0.55)       (0.54)      (0.57)      (0.60)
                                  -------      -------      -------      -------     -------     -------
     Net Asset Value,
        End of Period...........  $  9.15      $  8.86      $  8.94      $  9.39     $  9.46     $  9.40
                                  =======      =======      =======      =======     =======     =======
Total Return....................     5.68%**      5.41%        1.04%        5.08%       6.93%       5.34%
                                  =======      =======      =======      =======     =======     =======
Ratios and
Supplemental Data
Net Assets, End of Period
     (Thousands)................  $ 7,603      $13,193      $20,861      $35,988     $32,712     $30,433
Ratio of Expenses to Average
     Net Assets.................     1.91%*       1.34%        1.03%        0.97%       0.95%       1.00%
Ratio of Net Investment
     Income to Average
     Net Assets.................     4.70%*       5.29%        5.58%        5.98%       6.17%       6.55%
Portfolio Turnover Rate.........       30%          83%          63%         107%         51%        121%

 *  Annualized
**  Not Annualized


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                          DWIGHT MONEY MARKET PORTFOLIO

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                                        Selected Per Share Data & Ratios
                                                          For a Share Outstanding Throughout Each Period

                                                       Institutional Class Shares
                              --------------------------------------------------------------------------
                                Six Months
                                   Ended                        Years Ended October 31
                             April 30, 2001 ------------------------------------------------------------
                               (Unaudited)       2000       1999         1998        1997        1996
                              ------------     --------   --------     --------    --------    --------

Net Asset Value,
     Beginning of Period......  $ 1.000        $  1.000   $  1.000     $  1.000    $  1.000    $  1.000
                                -------        --------   --------     --------    --------    --------
Income from Investment
     Operations:
Net Investment Income.........    0.028           0.058      0.047        0.053       0.051       0.051
                                -------        --------   --------     --------    --------    --------
     Total from Investment
        Operations............    0.028           0.058      0.047        0.053       0.051       0.051
                                -------        --------   --------     --------    --------    --------
Distributions:
     Net Investment Income....   (0.028)         (0.058)    (0.047)      (0.053)     (0.051)     (0.051)
                                -------        --------   --------     --------    --------    --------
     Total Distributions......   (0.028)         (0.058)    (0.047)      (0.053)     (0.051)     (0.051)
                                -------        --------   --------     --------    --------    --------
Net Asset Value,
     End of Period............  $ 1.000        $  1.000   $  1.000     $  1.000    $  1.000    $  1.000
                                =======        ========   ========     ========    ========    ========

Total Return+.................     2.80%**         5.95%      4.77%        5.38%       5.26%       5.26%
                                =======        ========   ========     ========    ========    ========
Ratios and Supplemental Data
Net Assets, End of Period
     (Thousands).............. $ 49,530       $  83,665   $126,380     $150,861    $152,216    $220,124
Ratio of Expenses to
     Average Net Assets.......     0.51%*          0.48%      0.46%        0.36%       0.37%       0.38%

Ratio of Net Investment
     Income to Average
     Net Assets...............     5.63%*          5.77%      4.66%        5.27%       5.14%       5.14%

 *  Annualized
**  Not Annualized
 + Total return would have been lower had certain expenses not been waived by the Adviser during the periods indicated.


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                      DWIGHT PORTFOLIOS

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (Unaudited)

     UAM Funds, Inc., UAM Funds, Inc. II and UAM Funds Trust (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended. The Dwight Limited Maturity Bond Portfolio (formerly the DSI Limited Maturity Bond Portfolio) and the Dwight Money Market Portfolio (formerly the DSI Money Market Portfolio), (the "Portfolios"), portfolios of UAM Funds, Inc., are diversified, open-end management investment companies. At April 30, 2001, the UAM Funds were comprised of 40 active portfolios. The information presented in the financial statements pertains only to the Portfolios. The Portfolios are authorized to offer two separate classes of shares - Institutional Class Shares and Institutional Service Class Shares ("Service Class Shares"). Both classes of shares have identical voting rights (except Institutional Service Class shareholders have exclusive voting rights with respect to matters relating to distribution and shareholder servicing of such shares), dividend, liquidation and other rights. The objectives of the Portfolios are as follows:

         Dwight Limited Maturity Bond Portfolio seeks to provide maximum total return consistent with reasonable risk to principal by investing in investment grade fixed income securities. The Portfolio will ordinarily maintain an average weighted maturity of less than six years.

         Dwight Money Market Portfolio seeks to provide maximum current income consistent with the preservation of capital and liquidity by investing in short-term investment grade money market obligations issued or guaranteed by financial institutions, non financial corporations, and the United States Government, as well as repurchase agreements collateralized by such securities.

     A. Significant Accounting Policies: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Portfolios in the preparation of their financial statements. Accounting principles generally accepted in the United States of America may require Management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

         1. Security Valuation: Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price from the exchange where the security is primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, the market value is determined by using the last reported bid price. Fixed income securities are stated on the basis of valuations provided by brokers and/or a pricing service which uses information with respect to transactions in fixed income securities, quotations from dealers, market transactions in comparable securities

UAM FUNDS                                                      DWIGHT PORTFOLIOS

--------------------------------------------------------------------------------

     and various relationships between securities in determining value. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments with maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available is determined in good faith at fair value using methods determined by the Board of Directors. The values of investment securities held by the Dwight Money Market Portfolio are stated at amortized cost, which approximates market value. Under this valuation method, acquisition discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

          2. Federal Income Taxes: It is each Portfolio's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

          3. Repurchase Agreements: In connection with transactions involving repurchase agreements, the Portfolios' custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, each Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

          Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash balances into a joint trading account which invests in one or more repurchase agreements. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

          4. Futures and Options Contracts: The Dwight Limited Maturity Bond Portfolio may use futures and options contracts to hedge against changes in the values of securities the Portfolio owns or expects to purchase. The Dwight Limited Maturity Bond Portfolio may also write covered options on securities it owns or in which it may invest to increase its current returns.

          The potential risk to the Portfolio is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the

UAM FUNDS                                                      DWIGHT PORTFOLIOS

--------------------------------------------------------------------------------

     underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform.

     Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. The Dwight Limited Maturity Bond Portfolio had futures contracts open at April 30, 2001:

                                   Number       Aggregate                           Net
                                     of            Face                          Unrealized
Contracts                        Contracts         Value     Expiration Date    Depreciation
-----------                     -----------    -----------   ---------------   --------------
Dwight Limited Maturity Bond
Purchases:
U.S. Treasury 10 Year Note..         13         1,349,156       June 2001         (22,766)

          5. Distributions to Shareholders: The Dwight Money Market Portfolio will declare daily and distribute monthly substantially all of its net investment income. The Dwight Limited Maturity Bond Portfolio will distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed annually. All distributions are recorded on ex-dividend date.

          The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to the timing of the recognition of gains or losses on investments.

          Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

          6. Other: Security transactions are accounted for on trade date, the date the trade is executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized using the effective yield basis over their respective lives. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed to a portfolio or share class are apportioned among the portfolios of the UAM Funds based on their relative net assets. Income, expenses (other than class specific expenses), and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets. Custodian fees for the Portfolios are shown gross of expense offsets, if any, for custodian balance credits.

UAM FUNDS                                                      DWIGHT PORTFOLIOS

--------------------------------------------------------------------------------

           7. Accounting Standards Issued But Not Yet Adopted: On November 21, 2000, the American Institute of Certified Public Accountants ("AICPA") issued the AICPA Audit and Accounting Guide "Audits of Investment Companies" (the "Guide"), effective for annual financial statements issued for fiscal years beginning after December 15, 2000. The Management of the Portfolios does not expect any material impact on results of operations or financial condition of the Portfolios upon adoption of the provisions of the Guide.

     B. Investment Advisory Services: Under the terms of an investment advisory agreement, Dwight Asset Management Company (the "Adviser"), an affiliate of Old Mutual (US) Holdings Inc. (formerly United Asset Management Corporation), provides investment advisory services to the Portfolios for a monthly fee calculated at an annual rate of 0.45% of the average daily net assets for Dwight Limited Maturity Bond Portfolio and 0.40% of the average daily net assets for Dwight Money Market Portfolio. In addition, the Adviser has voluntarily agreed to limit its management fee for Dwight Money Market Portfolio to 0.18% of the average daily net assets. Old Mutual (US) Holdings Inc. is a subsidiary of Old Mutual plc, which gained control of United Asset Management Corporation ("UAM") on September 26, 2000.

     C. Administrative Services: Prior to April 1, 2001, UAM Fund Services, Inc. ("UAMFSI"), a wholly owned subsidiary of UAM, provided and oversaw administrative, fund accounting, dividend disbursing, shareholder servicing and transfer agent services to the UAM Funds under a Fund Administration Agreement (the "Agreement"). UAMFSI had entered into separate Service Agreements with SEI Investments Mutual Funds Services ("SEI"), a wholly owned subsidiary of SEI Investments Company, DST Systems, Inc. ("DST") and UAM Shareholder Service Center ("UAMSSC"), an affiliate of UAM, to assist in providing certain services to the UAM Funds.

     Pursuant to the Agreement, the Dwight Limited Maturity Bond and Dwight Money Market Portfolios paid UAMFSI 0.073% and 0.053% per annum of the average daily net assets of each portfolio, respectively. In addition, the Portfolios paid an annual base fee of $72,500 and a fee based on the number of active shareholder accounts.

     For the five months ended March 31, 2001 UAMFSI earned the following amounts from the Portfolios and paid the following to SEI, DST and UAMSSC for their services:

                               Administration      Portion Paid     Portion Paid   Portion Paid
Dwight Portfolios                    Fee              to SEI           to DST       to UAMSSC
--------------------           ---------------   ---------------    ------------  ---------------
Limited Maturity Bond ......       $37,758           $18,881          $ 7,023         $4,340
Money Market ...............        81,887            26,955           31,859          5,445

UAM FUNDS                                                      DWIGHT PORTFOLIOS

--------------------------------------------------------------------------------

     Effective April 1, 2001, SEI (the "Administrator") was appointed the administrator and began providing administrative services to the UAM Funds under an Administration Agreement (the "Administration Agreement").

     Pursuant to the Administration Agreement, the Dwight Limited Maturity Bond and Dwight Money Market Portfolios pay the Administrator 0.073% and 0.053% per annum of the average daily net assets of each Portfolio, respectively and an annual base fee of $54,500. For the one month ending April 30, 2001 the Administrator was paid $4,936 and $6,694 for the Limited Maturity Bond and Money Market Portfolios, respectively.

     D. Distribution Services: Prior to April 1, 2001, UAM Fund Distributors, Inc. ("UAMFDI"), a wholly owned subsidiary of UAM, distributed the shares of the UAM Funds. UAMFDI did not receive any fee or other compensation with respect to the Portfolio.

     Effective April 1, 2001, Funds Distributor, Inc. (the "Distributor") was appointed as the distributor and began providing distribution services to the UAM Funds. The Distributor does not receive any fee or other compensation with respect to the Portfolio.

     E. Directors'Fees: Each Director, who is not an officer or affiliated person, receives $3,000 per meeting attended plus reimbursement of expenses incurred in attending Board meetings, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $200 for each active portfolio of the UAM Funds.

     F. Shareholder Servicing Fees: Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the UAM Funds for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the UAM Funds that are serviced by the financial representative.

     G. Purchases and Sales: For the six months ended April 30, 2001, The Dwight Limited Maturity Bond Portfolio made purchases of $324,146 and sales of $3,718,880 of investment securities other than long-term U.S. Government and short-term securities. Purchases and sales of long-term U.S. Government securities were $2,540,482 and $4,279,064, respectively.

     H. Line of Credit: The Dwight Limited Maturity Bond Portfolio, along with certain other portfolios of UAM Funds, collectively entered into an agreement which enables them to participate in a $100 million unsecured line of credit with several banks. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.75%. In

UAM FUNDS                                                      DWIGHT PORTFOLIOS

--------------------------------------------------------------------------------

addition, a commitment fee of 0.10% per annum (provided that for the period beginning April 27, 2001 through July 27, 2001 such commitment fee shall be computed at 0.09% per annum), payable at the end of each calendar quarter, is accrued by each participating portfolio based on its average daily unused portion of the line of credit. During the six months ended April 30, 2001, the Portfolio had no borrowings under the agreement.

     I. Other: At April 30, 2001, the percentage of total shares outstanding held by record shareholders owning 10% or greater of the aggregate total shares outstanding for each Portfolio was as follows:

                                                           No. of          %
Dwight Portfolios                                       Shareholders   Ownership
-------------------                                     ------------   ---------
Limited Maturity Bond...............................          2          75.0 %
Money Market........................................          3          47.3

     At October 31, 2000, the following Portfolios had available capital loss carryover for Federal income tax purposes, which will expire on the dates indicated.

                                                              October 31,
                             ---------------------------------------------------------------------------
Dwight Portfolios            2001     2002     2003    2004      2005    2006     2007    2008     Total
------------                 ----     ----     ----    ----      ----    ----     ----    ----     -----
Limited Maturity.........   8,328  1,606,712  68,688  137,755  243,544  19,744  343,587  430,832  2,859,190
Money Market.............                                       13,687                     3,660     17,347

        J. Capital Share Transactions: Transactions in capital shares for the Portfolios, by class, were as follows:


                                                      Institutional Class Shares
                                                  ---------------------------------
                                                     Six Months        Year
                                                        Ended         Ended
                                                   April 30, 2001   October 31,
Dwight Portfolios                                    (Unaudited)       2000
---------------------                              --------------  ------------
Limited Maturity Bond:
Issued.......................................             8,945          28,552
In Lieu of Cash Distributions................            20,160         115,399
Redeemed.....................................          (687,583)       (989,030)
                                                   ------------    ------------

Net Decrease from Capital Share Transactions.          (658,477)       (845,079)
                                                   ============    ============
Money Market:
Issued.......................................       133,183,265     427,180,138
In Lieu of Cash Distributions................         1,258,866       2,487,833\
Redeemed.....................................      (168,589,887)   (472,381,609)
                                                   ------------   -------------
Net Decrease from Capital Share
   Transactions..............................       (34,147,756)    (42,713,638)
                                                   ============   =============

UAM FUNDS                                                     DWIGHT PORTFOLIOS

-------------------------------------------------------------------------------

Shareholder Voting Results (Unaudited)

At a shareholder meeting held on October 27, 2000, the shareholders of UAM Funds, Inc. voted on the proposal listed below. The results of the voting were as follows:

Proposal 1   Vote on Directors

                                                                                               % of Shares
                            Shares    % of Shares  % of Shares    Shares Voted     % Voted      Outstanding
                            Voted         Voted    Outstanding      Withheld       Withheld      Withheld
                          ----------  -----------  -----------    ------------     --------    ------------
John T. Bennett, Jr.      73,944,231      97.86%      56.93%       1,615,397        2.14%         1.24%
Nancy J. Dunn             73,945,392      97.86       56.93        1,614,236        2.14          1.24
William A. Humenuk        73,948,013      97.87       56.93        1,611,615        2.13          1.24
Philip D. English         73,948,270      97.87       56.93        1,611,358        2.13          1.24
James F. Orr, III         73,944,725      97.86       56.93        1,614,903        2.14          1.24

At a shareholder meeting held on March 17, 2001 the shareholders of the DSI LTD Maturity Bond Portfolio voted on the proposals listed below. The results of the voting were as follows:

Proposal 02.  To approve the proposed change of the investment objective of the
              Portfolio from fundamental to non-fundamental

                               Shares              % of Shares      % of Shares
                                Voted                 Voted         Outstanding
                             ---------             -----------      -----------
For                          1,421,906                99.84%            95.51%
Against                             --                   --                --
Abstain                          2,272                 0.15              0.15
Total                        1,424,178                  100             95.67

Proposal 2AHA. To approve the proposed change to the Portfolio's fundamental investment restriction: diversification of investments

For                          1,421,906                99.84%            95.51%
Against                             --                   --                --
Abstain                          2,272                 0.15              0.15
Total                        1,424,178                  100             95.67

UAM FUNDS                                                     DWIGHT PORTFOLIOS

-------------------------------------------------------------------------------

Proposal 2AHB. To approve the proposed change to the Portfolio's fundamental investment restriction: borrowing

                          Shares            % of Shares          % of Shares
                          Voted                 Voted            Outstanding
                        ---------           -----------          -----------
For                     1,421,906              99.84%              95.51%
Against                        --                 --                  --
Abstain                     2,272               0.15                0.15
Total                   1,424,178                100               95.67

Proposal 2AHC. To approve the proposed change to the Portfolio's fundamental investment restriction: issuance of senior securities

For                     1,421,906              99.84%              95.51%
Against                        --                 --                  --
Abstain                     2,272               0.15                0.15
Total                   1,424,178                100               95.67

Proposal 2AHD. To approve the proposed change to the Portfolio's fundamental investment restriction: underwriting


For                     1,421,906              99.84%              95.51%
Against                        --                 --                  --
Abstain                     2,272               0.15                0.15
Total                   1,424,178                100               95.67

Proposal 2AHE. To approve the proposed change to the Portfolio's fundamental investment restriction: industry concentration

For                     1,421,906              99.84%              95.51%
Against                        --                 --                  --
Abstain                     2,272               0.15                0.15
Total                   1,424,178                100               95.67

Proposal 2AHF. To approve the proposed change to the Portfolio's fundamental investment restriction: investment in real estate

For                     1,421,906              99.84%              95.51%
Against                        --                 --                  --
Abstain                     2,272               0.15                0.15
Total                   1,424,178                100               95.67

UAM FUNDS                                                     DWIGHT PORTFOLIOS

-------------------------------------------------------------------------------

Proposal 2AHG. To approve the proposed change to the Portfolio's fundamental investment restriction: commodities


                          Shares            % of Shares          % of Shares
                          Voted                 Voted            Outstanding
                        ---------           -----------          -----------
For                     1,421,906              99.84%              95.51%
Against                        --                 --                  --
Abstain                     2,272               0.15                0.15
Total                   1,424,178                100               95.67

Proposal 2AHH. To approve the proposed change to the Portfolio's fundamental investment restriction: lending

For                     1,421,906              99.84%              95.51%
Against                        --                 --                  --
Abstain                     2,272               0.15                0.15
Total                   1,424,178                100               95.67

Proposal 21PI. To approve the elimination of the Portfolio's fundamental investment restriction: illiquid securities

For                     1,421,906              99.84%              95.51%
Against                        --                 --                  --
Abstain                     2,272               0.15                0.15
Total                   1,424,178                100               95.67

Proposal 21PJ. To approve the elimination of the Portfolio's fundamental investment restriction: control over management

For                     1,421,906              99.84%              95.51%
Against                        --                 --                  --
Abstain                     2,272               0.15                0.15
Total                   1,424,178                100               95.67

Proposal 21PK. To approve the elimination of the Portfolio's fundamental investment restriction: unseasoned issuers

For                     1,421,906              99.84%              95.51%
Against                        --                 --                  --
Abstain                     2,272               0.15                0.15
Total                   1,424,178                100               95.67

UAM FUNDS                                                     DWIGHT PORTFOLIOS

-------------------------------------------------------------------------------

Proposal 21PL. To approve the elimination of the Portfolio's fundamental investment restriction: borrowings exceeding 5%

                          Shares            % of Shares          % of Shares
                          Voted                 Voted            Outstanding
                        ---------           -----------          -----------
For                     1,421,906              99.84%              95.51%
Against                        --                 --                  --
Abstain                     2,272               0.15                0.15
Total                   1,424,178                100               95.67

Proposal 21PM. To approve the elimination of the Portfolio's fundamental investment restriction: pledging

For                     1,421,906              99.84%              95.51%
Against                        --                 --                  --
Abstain                     2,272               0.15                0.15
Total                   1,424,178                100               95.67

Proposal 21PN. To approve the elimination of the Portfolio's fundamental investment restriction: margin purchases and short sales

For                     1,421,906              99.84%              95.51%
Against                        --                 --                  --
Abstain                     2,272               0.15                0.15
Total                   1,424,178                100               95.67

Proposal 21PO. To approve the elimination of the Portfolio's fundamental investment restriction: directors' ownership of shares

For                     1,421,906              99.84%              95.51%
Against                        --                 --                  --
Abstain                     2,272               0.15                0.15
Total                   1,424,178                100               95.67

Proposal 21PP. To approve the elimination of the Portfolio's fundamental investment restriction: interest in oil, gas or other mineral exploration or development programs

For                     1,421,906              99.84%              95.51%
Against                        --                 --                  --
Abstain                     2,272               0.15                0.15
Total                   1,424,178                100               95.67

UAM FUNDS                                                     DWIGHT PORTFOLIOS

-------------------------------------------------------------------------------

Proposal 3A. To approve an interim investment advisory agreement between the
             Portfolio and DSI (advisory fee rates will not change from those under the current agreement.)

                          Shares            % of Shares          % of Shares
                          Voted                 Voted            Outstanding
                        ---------           -----------          -----------
For                     1,421,906              99.84%              95.51%
Against                        --                 --                  --
Abstain                     2,272               0.15                0.15
Total                   1,424,178                100               95.67

Proposal 3B. To approve an interim investment advisory agreement between the
             Portfolio and Dwight Asset Management (advisory fee rates will not change from those under the current agreement.)

For                     1,421,906              99.84%              95.51%
Against                        --                 --                  --
Abstain                     2,272               0.15                0.15
Total                   1,424,178                100               95.67

Proposal 4A. To approve an investment advisory agreement between the Portfolio and DSI, subject to completion of the merger between United Asset Management Corporation and Old Mutual PLC, substantially as described in the proxy statement (advisory fee rates will not change from those under the current agreement.)

For                     1,421,906              99.84%              95.51%
Against                        --                 --                  --
Abstain                     2,272               0.15                0.15
Total                   1,424,178                100               95.67

Proposal 4B. To approve an investment advisory agreement between the Portfolio and Dwight Asset Management Company, subject to completion of the merger between DSI and Dwight Asset Management Company, substantially as described in the proxy statement (advisory fee rates will not change from those under the current agreement.)

For                     1,421,906              99.84%              95.51%
Against                        --                 --                  --
Abstain                     2,272               0.15                0.15
Total                   1,424,178                100               95.67

UAM FUNDS                                                     DWIGHT PORTFOLIOS

-------------------------------------------------------------------------------

Shareholder Voting Results (Unaudited)

At a shareholder meeting held on March 17, 2001 the shareholders of the DSI Money Market Portfolio voted on the proposals listed below. The results of the voting were as follows:

Proposal 01. To approve the proposed change of the investment objective of the fund from fundamental to non-fundamental

                          Shares            % of Shares          % of Shares
                          Voted                 Voted            Outstanding
                       ----------           -----------          -----------
For                    67,802,135              99.76%              71.88%
Against                        --                 --                  --
Abstain                   157,539               0.23                0.16
Total                  67,959,674                100               72.05

Proposal 2AHA. To approve the proposed change to the Portfolio's fundamental investment restriction: diversification of investments

For                    67,802,135              99.76%              71.88%
Against                        --                 --                  --
Abstain                   157,539               0.23                0.16
Total                  67,959,674                100               72.05

Proposal 2AHB. To approve the proposed change to the Portfolio's fundamental investment restriction: borrowing

For                    67,802,135              99.76%              71.88%
Against                        --                 --                  --
Abstain                   157,539               0.23                0.16
Total                  67,959,674                100               72.05

Proposal 2AHC. To approve the proposed change to the Portfolio's fundamental investment restriction: issuance of senior securities

For                    67,802,135              99.76%              71.88%
Against                        --                 --                  --
Abstain                   157,539               0.23                0.16
Total                  67,959,674                100               72.05

UAM FUNDS                                                     DWIGHT PORTFOLIOS

-------------------------------------------------------------------------------

Proposal 2AHD. To approve the proposed change to the Portfolio's fundamental investment restriction: underwriting

                          Shares            % of Shares          % of Shares
                          Voted                 Voted            Outstanding
                       ----------           -----------          -----------
For                    67,802,135              99.76%              71.88%
Against                        --                 --                  --
Abstain                   157,539               0.23                0.16
Total                  67,959,674                100               72.05

Proposal 2AHE. To approve the proposed change to the Portfolio's fundamental investment restriction: industry concentration

For                    67,802,135              99.76%              71.88%
Against                        --                 --                  --
Abstain                   157,539               0.23                0.16
Total                  67,959,674                100               72.05

Proposal 2AHF. To approve the proposed change to the Portfolio's fundamental investment restriction: investment in real estate

For                    67,802,135              99.76%              71.88%
Against                        --                 --                  --
Abstain                   157,539               0.23                0.16
Total                  67,959,674                100               72.05

Proposal 2AHG. To approve the proposed change to the Portfolio's fundamental investment restriction: commodities

For                    67,802,135              99.76%              71.88%
Against                        --                 --                  --
Abstain                   157,539               0.23                0.16
Total                  67,959,674                100               72.05

Proposal 2AHH. To approve the proposed change to the Portfolio's fundamental investment restriction: lending

For                    67,802,135              99.76%              71.88%
Against                        --                 --                  --
Abstain                   157,539               0.23                0.16
Total                  67,959,674                100               72.05

UAM FUNDS                                                     DWIGHT PORTFOLIOS

-------------------------------------------------------------------------------

Proposal 21PI. To approve the elimination of the Portfolio's fundamental investment restriction: illiquid securities

                          Shares            % of Shares          % of Shares
                          Voted                 Voted            Outstanding
                       ----------           -----------          -----------
For                    67,802,135              99.76%              71.88%
Against                        --                 --                  --
Abstain                   157,539               0.23                0.16
Total                  67,959,674                100               72.05

Proposal 21PJ. To approve the elimination of the Portfolio's fundamental investment restriction on investments: control over management

For                    67,802,135              99.76%              71.88%
Against                        --                 --                  --
Abstain                   157,539               0.23                0.16
Total                  67,959,674                100               72.05

Proposal 21PK. To approve the elimination of the Portfolio's fundamental investment restriction: unseasoned issuers

For                    67,802,135              99.76%              71.88%
Against                        --                 --                  --
Abstain                   157,539               0.23                0.16
Total                  67,959,674                100               72.05

Proposal 21PL. To approve the elimination of the Portfolio's fundamental investment restriction: borrowings exceeding 5%

For                    67,802,135              99.76%              71.88%
Against                        --                 --                  --
Abstain                   157,539               0.23                0.16
Total                  67,959,674                100               72.05

Proposal 21PM. To approve the elimination of the Portfolio's fundamental investment restriction: pledging

For                    67,802,135              99.76%              71.88%
Against                        --                 --                  --
Abstain                   157,539               0.23                0.16
Total                  67,959,674                100               72.05

UAM FUNDS                                                     DWIGHT PORTFOLIOS

-------------------------------------------------------------------------------

Proposal 21PN. To approve the elimination of the Portfolio's fundamental investment restriction: margin purchases and short sales

                          Shares            % of Shares          % of Shares
                          Voted                 Voted            Outstanding
                       ----------           -----------          -----------
For                    67,802,135              99.76%              71.88%
Against                        --                 --                  --
Abstain                   157,539               0.23                0.16
Total                  67,959,674                100               72.05

Proposal 21PO. To approve the elimination of the Portfolio's fundamental investment restriction: directors' ownership of shares

For                    67,802,135              99.76%              71.88%
Against                        --                 --                  --
Abstain                   157,539               0.23                0.16
Total                  67,959,674                100               72.05

Proposal 21PP. To approve the elimination of the Portfolio's fundamental investment restriction: interest in oil, gas or other mineral exploration or development programs

For                    67,802,135              99.76%              71.88%
Against                        --                 --                  --
Abstain                   157,539               0.23                0.16
Total                  67,959,674                100               72.05

Proposal 3A. To approve an interim investment advisory agreement between the
             Portfolio and DSI (advisory fee rates will not change from those under the current agreement.)

For                    67,802,135              99.76%              71.88%
Against                        --                 --                  --
Abstain                   157,539               0.23                0.16
Total                  67,959,674                100               72.05

UAM FUNDS                                                     DWIGHT PORTFOLIOS

-------------------------------------------------------------------------------

Proposal 3B. To approve an interim investment advisory agreement between the
             Portfolio and Dwight Asset Management Company (advisory fee rates will not change from those under the current agreement.)

                          Shares            % of Shares          % of Shares
                          Voted                 Voted            Outstanding
                       ----------           -----------          -----------
For                    67,802,135              99.76%              71.88%
Against                        --                 --                  --
Abstain                   157,539               0.23                0.16
Total                  67,959,674                100               72.05

Proposal 4A. To approve an investment advisory agreement between the fund and
             DSI, subject to completion of the merger between United Asset Management Corporation and Old Mutual PLC, substantially as described in the proxy statement (advisory fee rates will not change from those under the current agreement.)

For                    67,802,135              99.76%              71.88%
Against                        --                 --                  --
Abstain                   157,539               0.23                0.16
Total                  67,959,674                100               72.05

Proposal 4B. To approve an investment advisory agreement between the Portfolio and Dwight Asset Management Company, subject to completion of the merger between DSI and Dwight Asset Management Company, substantially as described in the proxy statement (advisory fee rates will not change from those under the current agreement.)

For                    67,802,135              99.76%              71.88%
Against                        --                 --                  --
Abstain                   157,539               0.23                0.16
Total                  67,959,674                100               72.05

                                     NOTES

                                     NOTES

                                     NOTES

UAM FUNDS                                                     DWIGHT PORTFOLIOS

--------------------------------------------------------------------------------

Officers and Directors
James F. Orr, III
Director, President and Chairman
John T. Bennett, Jr.
Director
Nancy J. Dunn
Director
Philip D. English
Director
William A. Humenuk
Director

Linda T. Gibson, Esq.
Vice President and Secretary
Sherry Kajdan Vetterlein
Vice President and Assistant Secretary
Christopher Salfi
Treasurer
Molly S. Mugler
Assistant Secretary

--------------------------------------------------------------------------------

UAM Funds
P.O. Box 219081
Kansas City, MO 64121
(toll free)
1-877-UAM-LINK (826-5465)
www.uam.com

Investment Adviser
Dwight Asset Management Company
100 Bank Street
Suite 800
Burlington, VT 05401

Distributor
Funds Distributor, Inc.
60 State Street
Suite 1300
Boston, MA 02109


                                       -------------------------------
                                       This report has been prepared
                                       for shareholders and may be
                                       distributed to others only if
                                       preceded or accompanied by a
                                       current prospectus.
                                       -------------------------------